EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

Issued capital

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—	—
200,000,000 common shares, no par value	—	—	—	—

Issued and fully paid:
33,988,082 (2018 and 2019: 24,910,916) common shares, no par	312,081	312,081	390,297	59,764

Schedule of Company Share Capital

A summary of movements in the Company’s share capital is as follows:

	Number of shares	Share capital
		CNY	US$
At January 1, 2020	24,910,916	312,081	47,787
Issuance of shares (Note 7)	9,077,166	78,216	11,977
At December 31, 2020	33,988,082	390,297	59,764